SHARE CAPITAL (Share Capital) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2016 ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares	Aug. 22, 2013 ₪ / shares
Ordinary shares, par value per share | (per share)						₪ 0.25	₪ 0.25	₪ 0.0588235
Ordinary shares, shares authorized		18,000,000	18,000,000		15,000,000	18,000,000	18,000,000
Issuance of share capital	2,415,000			358,000	3,450,000
Proceeds from issuance of share capital | $				$ 2,458	$ 13,800
Gross proceeds from public offering | $	$ 28,980
Total net proceeds from issuance of share capital | $	$ 27,126	$ 0	$ 27,126	$ 2,458
Treasury shares acquired (in shares)		566,159	774,936
Treasury shares acquired, average cost per share | $ / shares		$ 4.74	$ 4.80
Stock Repurchased and Retired During Period, Shares		1,250,546